Share-based payments - Schedule of Key Assumptions Used in Valuation (Details) - Performance share units	6 Months Ended
Jun. 30, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement date share price	7.47
Expected volatility based on the historical and implied volatility of a group of comparable companies	0.4507
Dividend yield	0.0137
Risk-free rate	0.0368
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement date share price	6.03
Expected volatility based on the historical and implied volatility of a group of comparable companies	0.4498
Dividend yield	0.0169
Risk-free rate	0.0351
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	4.87
Bottom of range | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	4.08
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.09
Top of range | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	5.69